Acquisitions of Subsidiaries - Schedule of Goodwill Arising on Acquisition (Parentheticals) (Details)	Apr. 30, 2023
Goodwill [Member]
Goodwill [Line Items]
non-controlling interests (PolicyPal)	49.00%